Share-based compensation - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding, beginning of period | shares	3,122,006	3,511,922
Weighted average exercise price share options, beginning of period | $ / shares	$ 14.5	$ 13.55
Number of share options granted | shares	287,300	728,700
Weighted average exercise price of share options granted | $ / shares	$ 18.72	$ 18.08
Number of share options exercised | shares	(956,758)	(938,615)
Weighted average exercise price of share options exercised | $ / shares	$ 13.44	$ 13.47
Number of share options forfeited / cancelled | shares	0	(171,335)
Weighted average exercise price of share options forfeited / cancelled | $ / shares	$ 0	$ 15.95
Number of share options expired | shares	(6)	(8,666)
Weighted average exercise price of share options expired | $ / shares	$ 13.93	$ 13.5
Number of share options outstanding, end of period | shares	2,452,542	3,122,006
Weighted average exercise price share options, end of period | $ / shares	$ 15.41	$ 14.5
Number of share options exercisable | shares	1,703,943	1,920,804
Weighted average exercise price of share options exercisable | $ / shares	$ 14.51	$ 13.66